Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.5%)
	Ecolab Inc.	2,783,620	705,703
	Fastenal Co.	6,500,052	504,079
			1,209,782
Consumer Discretionary (19.1%)
*	Amazon.com Inc.	89,137,479	16,959,297
*	Tesla Inc.	27,853,061	7,218,399
	Costco Wholesale Corp.	4,545,803	4,299,330
*	Netflix Inc.	4,387,415	4,091,396
	McDonald's Corp.	7,397,671	2,310,811
*	Uber Technologies Inc.	21,855,505	1,592,392
	Booking Holdings Inc.	343,761	1,583,676
	TJX Cos. Inc.	11,835,695	1,441,588
	Starbucks Corp.	12,011,182	1,178,177
*	O'Reilly Automotive Inc.	626,227	897,120
*	Chipotle Mexican Grill Inc.	14,821,021	744,163
*	AutoZone Inc.	185,224	706,218
	Hilton Worldwide Holdings Inc.	2,659,834	605,245
	Marriott International Inc. Class A	2,443,705	582,091
*	Copart Inc.	9,836,207	556,631
*	Airbnb Inc. Class A	4,421,742	528,221
	Yum! Brands Inc.	3,167,515	498,440
	Ross Stores Inc.	3,748,843	479,065
*	Take-Two Interactive Software Inc.	1,970,235	408,331
*	Roblox Corp. Class A	6,927,978	403,832
*	Lululemon Athletica Inc.	1,283,760	363,381
*	Carvana Co.	1,585,870	331,574
	Royal Caribbean Cruises Ltd.	1,486,868	305,462
*	Trade Desk Inc. Class A	5,438,988	297,621
*	Live Nation Entertainment Inc.	2,092,018	273,176
	Expedia Group Inc.	1,551,434	260,796
	Rollins Inc.	4,024,842	217,462
*	Burlington Stores Inc.	876,197	208,824
	Domino's Pizza Inc.	431,359	198,188
	Las Vegas Sands Corp.	4,506,779	174,097
	Warner Music Group Corp. Class A	2,955,345	92,650
			49,807,654
Consumer Staples (0.3%)
*	Monster Beverage Corp.	7,903,405	462,507
	Church & Dwight Co. Inc.	2,986,577	328,792
			791,299
Energy (0.8%)
	Hess Corp.	3,340,208	533,531
	Targa Resources Corp.	2,513,681	503,918
	Baker Hughes Co.	6,314,225	277,510
	EQT Corp.	4,218,119	225,374
	Texas Pacific Land Corp.	139,726	185,136
	Coterra Energy Inc.	5,826,985	168,400
*	First Solar Inc.	919,013	116,191
[1]	Venture Global Inc. Class A	6,776,448	69,797
			2,079,857
Financials (3.0%)
	S&P Global Inc.	3,297,474	1,675,447
	Blackstone Inc.	7,686,234	1,074,382
	Moody's Corp.	1,668,478	776,993
	Apollo Global Management Inc.	4,461,775	610,995
	MSCI Inc.	845,810	478,306
	Aon plc Class A (XNYS)	1,176,745	469,627
*	Coinbase Global Inc. Class A	2,276,896	392,150

Vanguard® Growth Index Fund
		Shares	Market Value ($000)
*	Robinhood Markets Inc. Class A	9,030,294	375,841
	Brown & Brown Inc.	2,930,620	364,569
	Broadridge Financial Solutions Inc.	1,416,180	343,367
	Ares Management Corp. Class A	2,267,928	332,501
	LPL Financial Holdings Inc.	922,160	301,675
	Tradeweb Markets Inc. Class A	1,597,087	237,104
	FactSet Research Systems Inc.	512,283	232,904
	Interactive Brokers Group Inc. Class A	815,786	135,086
	Blue Owl Capital Inc.	5,986,707	119,974
			7,920,921
Health Care (6.4%)
	Eli Lilly & Co.	8,691,407	7,178,320
*	Intuitive Surgical Inc.	3,714,043	1,839,454
*	Boston Scientific Corp.	15,486,422	1,562,270
	Stryker Corp.	3,620,049	1,347,563
*	Vertex Pharmaceuticals Inc.	2,711,113	1,314,402
	Zoetis Inc.	4,404,302	725,168
*	Alnylam Pharmaceuticals Inc.	1,538,656	415,468
*	IDEXX Laboratories Inc.	952,864	400,155
*	Veeva Systems Inc. Class A	1,704,904	394,907
	ResMed Inc.	1,726,488	386,474
*	Dexcom Inc.	4,672,218	319,066
*	Waters Corp.	743,453	274,015
	West Pharmaceutical Services Inc.	974,251	218,115
*	Insulet Corp.	578,454	151,908
*	Illumina Inc.	1,050,725	83,365
*,2	ABIOMED Inc. CVR	15	—
			16,610,650
Industrials (9.7%)
	Visa Inc. Class A	17,139,693	6,006,777
	Mastercard Inc. Class A	8,335,813	4,569,026
*	Boeing Co.	7,947,463	1,355,440
	Automatic Data Processing Inc.	4,296,757	1,312,788
	General Electric Co.	5,443,954	1,089,607
	Accenture plc Class A	3,325,969	1,037,835
	GE Vernova Inc.	2,983,518	910,808
	Sherwin-Williams Co.	2,442,957	853,056
	TransDigm Group Inc.	580,571	803,098
	Cintas Corp.	3,744,461	769,599
*	Fiserv Inc.	3,094,993	683,467
	Howmet Aerospace Inc.	4,546,550	589,824
	Paychex Inc.	3,642,475	561,961
*	Fair Isaac Corp.	265,149	488,977
	WW Grainger Inc.	494,495	488,477
	Verisk Analytics Inc.	1,605,275	477,762
*	Axon Enterprise Inc.	839,178	441,366
	Quanta Services Inc.	1,726,705	438,894
	Old Dominion Freight Line Inc.	2,246,907	371,751
	Vulcan Materials Co.	1,589,910	370,926
	Equifax Inc.	1,474,419	359,110
*	Block Inc. (XNYS)	6,592,315	358,161
*	Mettler-Toledo International Inc.	254,932	301,052
	Martin Marietta Materials Inc.	430,526	205,847
	HEICO Corp. Class A	920,761	194,253
	Veralto Corp.	1,751,104	170,645
	HEICO Corp.	506,508	135,334
	JB Hunt Transport Services Inc.	749,064	110,824
			25,456,665
Real Estate (1.6%)
	American Tower Corp.	4,990,617	1,085,958
	Welltower Inc.	6,864,589	1,051,724
	Equinix Inc.	1,049,386	855,617
*	CoStar Group Inc.	4,971,891	393,923
	Realty Income Corp.	5,466,924	317,136
	SBA Communications Corp.	1,338,997	294,593
	Sun Communities Inc.	1,065,191	137,026
	Lineage Inc.	1,061,826	62,255
			4,198,232

Vanguard® Growth Index Fund
		Shares	Market Value ($000)
Technology (57.3%)
	Apple Inc.	145,790,766	32,384,503
	Microsoft Corp.	71,461,804	26,826,047
	NVIDIA Corp.	221,452,878	24,001,063
	Meta Platforms Inc. Class A	19,623,997	11,310,487
	Alphabet Inc. Class A	54,352,421	8,405,058
	Broadcom Inc.	47,673,905	7,982,042
	Alphabet Inc. Class C	43,542,205	6,802,599
	Salesforce Inc.	9,389,632	2,519,802
*	Palantir Technologies Inc. Class A	22,260,694	1,878,802
*	Advanced Micro Devices Inc.	16,942,337	1,740,656
*	Adobe Inc.	4,525,704	1,735,743
*	ServiceNow Inc.	2,148,610	1,710,594
	Texas Instruments Inc.	9,497,849	1,706,763
	Intuit Inc.	2,777,126	1,705,128
	Applied Materials Inc.	8,574,301	1,244,302
*	Palo Alto Networks Inc.	7,004,196	1,195,196
	Lam Research Corp.	13,688,432	995,149
	KLA Corp.	1,422,436	966,972
*	Crowdstrike Holdings Inc. Class A	2,534,323	893,552
	Amphenol Corp. Class A	13,136,714	861,637
*	Cadence Design Systems Inc.	3,002,291	763,573
*	MicroStrategy Inc. Class A	2,628,552	757,733
*	Synopsys Inc.	1,687,839	723,830
*	AppLovin Corp. Class A	2,709,759	718,005
	Roper Technologies Inc.	1,181,194	696,408
*	Fortinet Inc.	7,163,003	689,511
*	DoorDash Inc. Class A	3,620,831	661,779
*	Autodesk Inc.	2,390,035	625,711
	Marvell Technology Inc.	9,541,321	587,459
*	Workday Inc. Class A	2,386,254	557,262
*	Snowflake Inc. Class A	3,357,299	490,703
*	Atlassian Corp. Ltd. Class A	1,893,261	401,769
*	Cloudflare Inc. Class A	3,404,683	383,674
*	Gartner Inc.	854,307	358,587
*	Datadog Inc. Class A	3,559,587	353,147
*	HubSpot Inc.	588,636	336,282
*	ANSYS Inc.	1,058,690	335,139
	Monolithic Power Systems Inc.	562,646	326,323
	Vertiv Holdings Co. Class A	4,510,177	325,635
*	Tyler Technologies Inc.	530,361	308,347
*	VeriSign Inc.	1,046,455	265,663
*	Zscaler Inc.	1,200,568	238,217
*	Pinterest Inc. Class A	7,351,874	227,908
*	Okta Inc.	2,153,301	226,570
*,1	Super Micro Computer Inc. (XNGS)	6,567,684	224,877
*	GoDaddy Inc. Class A	1,035,762	186,582
*	MongoDB Inc.	1,015,248	178,074
	Teradyne Inc.	2,153,889	177,911
*	Snap Inc. Class A	16,726,284	145,686
	Seagate Technology Holdings plc	1,709,786	145,246
	Bentley Systems Inc. Class B	2,118,190	83,330
			149,367,036
Telecommunications (1.0%)
	T-Mobile US Inc.	4,828,960	1,287,932
*	Arista Networks Inc.	10,873,887	842,508
	Motorola Solutions Inc.	976,704	427,611
			2,558,051
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,907,542	567,523
Total Common Stocks (Cost $134,446,198)			260,567,670

Vanguard® Growth Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $308,206)	3,082,565	308,226
Total Investments (100.0%) (Cost $134,754,404)			260,875,896
Other Assets and Liabilities—Net (0.0%)			(61,865)
Net Assets (100%)			260,814,031
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,696.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $56,104 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	415	117,305	(1,925)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	155,955	(4.337)	—	(301)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

Vanguard® Growth Index Fund
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	260,567,670	—	—	260,567,670
Temporary Cash Investments	308,226	—	—	308,226
Total	260,875,896	—	—	260,875,896
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,925)	—	—	(1,925)
Swap Contracts	—	(301)	—	(301)
Total	(1,925)	(301)	—	(2,226)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.